Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
(In thousands)	December 31, 2024	December 31, 2025
Accounts receivable	12,502	9,032
Less: Allowance for credit losses	(4,622)	(4,596)
Accounts receivable, net	7,880	4,436

Schedule of Presents Movement in the Allowance for Doubtful Accounts

The following table presents movement in the allowance for credit losses:

(In thousands)	December 31, 2023	December 31, 2024	December 31, 2025
Balance at beginning of the year	4,519	4,201	4,622
Additions	668	967	613
Reversal	(806)	(534)	(394)
Written off	(142)	—	(278)
Exchange difference	(38)	(12)	33
Balance at end of the year	4,201	4,622	4,596